Loss Per Share (Tables)	9 Months Ended
Sep. 30, 2020
Loss Per Share
Schedule of loss per share

	Nine Months Ended September 30,
	2019	2020
Numerator:
Net loss	(8,431,034)	(3,915,459)
Accretion on redeemable non-controlling interests to redemption value	(94,682)	(205,864)
Net loss attributable to non-controlling interests	6,416	2,703
Net loss attributable to ordinary shareholders of NIO Inc. for basic/dilutive net loss per share	(8,519,300)	(4,118,620)
Denominator:
Weighted-average number of ordinary shares outstanding–basic and diluted	1,029,950,645	1,100,928,485
Basic and diluted net loss per share attributable to ordinary shareholders of NIO Inc.	(8.27)	(3.74)

	Nine Months Ended September 30,
	2019	2020
Non-vested restricted shares	387	—
Outstanding weighted average options granted	35,445	50,760
Convertible Notes	74,728	233,489
Total	110,560	284,249